SHARE-BASED COMPENSATION - Recognized share-based compensation expenses (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	¥ 61	¥ 48
Hotel operating costs
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	16	18
Selling and marketing expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	3	2
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	¥ 42	¥ 28